Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 307,391	$ 330,437
Deferred revenue	452,846	463,090
Accrued interest	254,865	287,205
Guarantees (Note 29)	2,272	51,804
Accounts payable, accrued expenses and other liabilities	$ 1,017,374	$ 1,132,536